Note 13: Commitments and Contingencies	12 Months Ended	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013 Unaudited
Note 13: Commitments and Contingencies

Note 13:  Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.  As of September 30, 2013, the Company has no contingent liability that is required to be recorded.

Legal

The Company is named in a lawsuit entitled Cadovimex-USA GJ Trade Corporation v. ALH, et. al., pending in Orange County Superior Court, case number 30-2013-00676455-CU-FR.CJC.  In the lawsuit it is alleged that the Company conspired with others to defraud a creditor of a California corporation called Mac Beam, Inc.  It is alleged that the Company received all property of Mac Beam, Inc. without paying compensation for it, and that the purpose of the transfer was to render Mac Beam, Inc. unable to pay a judgment held against it by Cadovimex-USA GJ Trade Corp.  Thus, as relevant to the Company, Cardovimex-USA GJ Trade Corp seeks to hold the Company liable for the amount of the aforementioned judgment, general, special and punative damages, costs and attorney’s fees.

However, the underlying judgment was fully reversed by Division Three of the Fourth District Court of Appeal of California on December 13, 2013 in a non-published decision, case number G047387.  Accordingly, it is anticipated that the current claims will eventually be dismissed because once the Appellate Court decision becomes final for all purposes and the remittitur issues, there will no longer be a judgment to enforce.  Barring matters such as Cadovimex-USA GJ Trade Corp seeking review by the California Supreme Court, it is anticipated that the decision will become final during the quarter ending June 30, 2014.

Note 12: Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. As of December 31, 2013, the Company has no contingent liability that is required to be recorded.

Legal

The Company is named in a lawsuit entitled Cadovimex-USA GJ Trade Corporation v. ALH, et. al., pending in Orange County Superior Court, case number 30-2013-00676455-CU-FR.CJC. In the lawsuit it is alleged that the Company conspired with others to defraud a creditor of a California corporation called Mac Beam, Inc. It is alleged that the Company received all property of Mac Beam, Inc. without paying compensation for it, and that the purpose of the transfer was to render Mac Beam, Inc. unable to pay a judgment held against it by Cadovimex-USA GJ Trade Corp. Thus, as relevant to the Company, Cardovimex-USA GJ Trade Corp seeks to hold the Company liable for the amount of the aforementioned judgment, general, special and punitive damages, costs and attorney’s fees.

However, the underlying judgment was fully reversed by Division Three of the Fourth District Court of Appeal of California on December 13, 2013 in a non-published decision, case number G047387. Accordingly, it is anticipated that the current claims will eventually be dismissed because once the Appellate Court decision becomes final for all purposes and the remittitur issues, there will no longer be a judgment to enforce. Barring matters such as Cadovimex-USA GJ Trade Corp seeking review by the California Supreme Court, it is anticipated that the decision will become final during the quarter ending June 30, 2014.